Pension and OPEB Plans (Schedule of Assets Fair Value Measured on Recurring Basis) (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	$ 1,822	$ 1,817	$ 2,669
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	116	120	$ 146
Interest-Bearing Cash [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy		20
Interest-Bearing Cash [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	12	9
US Equities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	45	38
US Equities [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	14	13
International Equities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	75	67
International Equities [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	12	11
Corporate Bond Securities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	501	543
Corporate Bond Securities [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	31	28
Other [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	104	82
Other [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	13	19
Plan Assets [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	725	750
Plan Assets [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	82	80
Fair Value, Inputs, Level 1 [Member] | Interest-Bearing Cash [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	11	9
Fair Value, Inputs, Level 1 [Member] | US Equities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	44	35
Fair Value, Inputs, Level 1 [Member] | US Equities [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	14	13
Fair Value, Inputs, Level 1 [Member] | International Equities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	75	67
Fair Value, Inputs, Level 1 [Member] | International Equities [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	12	11
Fair Value, Inputs, Level 1 [Member] | Other [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	9	15
Fair Value, Inputs, Level 1 [Member] | Plan Assets [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	119	102
Fair Value, Inputs, Level 1 [Member] | Plan Assets [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	46	48
Fair Value, Inputs, Level 2 [Member] | Interest-Bearing Cash [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy		20
Fair Value, Inputs, Level 2 [Member] | Interest-Bearing Cash [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	1
Fair Value, Inputs, Level 2 [Member] | US Equities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	1	3
Fair Value, Inputs, Level 2 [Member] | Corporate Bond Securities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	501	543
Fair Value, Inputs, Level 2 [Member] | Corporate Bond Securities [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	31	28
Fair Value, Inputs, Level 2 [Member] | Other [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	104	82
Fair Value, Inputs, Level 2 [Member] | Other [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	4	4
Fair Value, Inputs, Level 2 [Member] | Plan Assets [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	606	648
Fair Value, Inputs, Level 2 [Member] | Plan Assets [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	36	32
NAV [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	1,097	1,067
NAV [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	$ 34	$ 40